CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)		Mar. 31, 2015	Mar. 31, 2014
Current liabilities:
Current portion of notes payable, net of discount		$ 474,500
Current portion of notes payable to related parties, net of discount		54,500
Convertible promissory notes and accrued interest		180,000	$ 697,400
Non-current liabilities:
Senior secured convertible promissory notes, net of discount		0	2,085,900
Notes payable, net of discount		$ 0	848,100
Notes payable to related parties, net of discount			$ 103,200
Stockholders deficit:
Preferred Stock, par value		$ .001	$ 0.001
Preferred Stock, Authorized		10,000,000	10,000,000
PreferredStockSeriesASharesIssued	[1]	750,000	750,000
PreferredStockSeriesASharesOutstanding		500,000	500,000
Common Stock, Par Value Par Share		$ .001	$ 0.001
Common Stock, Shares Authorized		10,000,000	10,000,000
Common Stock, Shares, Issued		1,677,110	1,310,093
Treasury Stock, Shares		135,665	135,665
Series A Preferred
Stockholders deficit:
Preferred Stock, Authorized		500,000

[1]	Assumes exchange under the terms of the October 11, 2012 Note Exchange and Purchase Agreement with Platinum